Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000
Previously Paid Amount	0
Total Fee Amount	3,452.5
Total Offset Amount	0
Net Fee	$ 3,452.5